Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
March 31, 2023
VIPIFF2010-NPRT1-0523
1.830287.117
Domestic Equity Funds - 11.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	31,508	1,283,015
VIP Equity-Income Portfolio Investor Class (a)	44,562	1,047,642
VIP Growth & Income Portfolio Investor Class (a)	57,293	1,430,023
VIP Growth Portfolio Investor Class (a)	26,975	2,094,894
VIP Mid Cap Portfolio Investor Class (a)	9,985	333,594
VIP Value Portfolio Investor Class (a)	44,521	751,960
VIP Value Strategies Portfolio Investor Class (a)	26,020	374,686
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,753,705)		7,315,814

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	365,348	3,726,554
VIP Overseas Portfolio Investor Class (a)	249,128	5,931,738
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,561,285)		9,658,292

Bond Funds - 59.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,059,588	9,885,954
Fidelity International Bond Index Fund (a)	195,474	1,767,087
Fidelity Long-Term Treasury Bond Index Fund (a)	195,378	2,100,309
VIP High Income Portfolio Investor Class (a)	228,338	1,027,523
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,292,374	21,983,867
TOTAL BOND FUNDS (Cost $39,034,457)		36,764,740

Short-Term Funds - 13.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $8,468,899)	8,468,899	8,468,899

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,818,346)	62,207,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	62,207,756

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,959,332	182,870	589,394	953	(62,375)	395,521	9,885,954
Fidelity International Bond Index Fund	1,804,215	31,977	115,166	-	(7,267)	53,328	1,767,087
Fidelity Long-Term Treasury Bond Index Fund	2,468,200	84,128	600,130	18,244	(153,218)	301,329	2,100,309
VIP Contrafund Portfolio Investor Class	1,277,786	21,184	119,684	12,366	7,497	96,232	1,283,015
VIP Emerging Markets Portfolio Investor Class	4,452,950	227,970	1,162,024	6,763	(35,691)	243,349	3,726,554
VIP Equity-Income Portfolio Investor Class	1,144,980	10,874	115,411	-	5,550	1,649	1,047,642
VIP Government Money Market Portfolio Investor Class 4.60%	8,440,640	1,206,451	1,178,192	88,668	-	-	8,468,899
VIP Growth & Income Portfolio Investor Class	1,481,623	50,359	168,980	5,341	27,494	39,527	1,430,023
VIP Growth Portfolio Investor Class	2,006,992	106,105	202,399	13,697	1,302	182,894	2,094,894
VIP High Income Portfolio Investor Class	1,038,426	20,808	59,669	703	(7,706)	35,664	1,027,523
VIP Investment Grade Bond II Portfolio - Investor Class	21,064,614	1,307,401	1,062,658	9,020	(19,244)	693,754	21,983,867
VIP Mid Cap Portfolio Investor Class	357,323	4,633	40,436	828	4,276	7,798	333,594
VIP Overseas Portfolio Investor Class	5,986,718	102,920	757,787	-	20,011	579,876	5,931,738
VIP Value Portfolio Investor Class	826,077	8,503	97,302	-	21,517	(6,835)	751,960
VIP Value Strategies Portfolio Investor Class	409,218	6,461	48,355	972	9,812	(2,450)	374,686
	62,719,094	3,372,644	6,317,587	157,555	(188,042)	2,621,636	62,207,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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